POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS	POST-EMPLOYMENT BENEFITS
ACCOUNTING POLICY
Post-employment benefits - defined benefit pension plans
We offer contributory and non-contributory defined benefit pension plans that provide employees with a lifetime monthly pension on retirement.

We separately calculate our net obligation for each defined benefit pension plan by estimating the amount of future benefits employees have earned in return for their service in the current and prior years and discounting those benefits to determine their present value.

We accrue our pension plan obligations as employees provide the services necessary to earn the pension. We use a discount rate based on market yields on high-quality corporate bonds at the measurement date to calculate the accrued pension benefit obligation. Remeasurements of the accrued pension benefit obligation are determined at the end of the year and include actuarial gains and losses, returns on plan assets in excess of interest income, and any change in the effect of the asset ceiling. These are recognized in other comprehensive income and retained earnings.

The cost of pensions is actuarially determined and takes into account the following assumptions and methods for pension accounting related to our defined benefit pension plans:
•expected rates of salary increases for calculating increases in future benefits;
•mortality rates for calculating the life expectancy of plan members; and
•past service costs from plan amendments are immediately expensed in net income.
We recognize our net pension expense for our defined benefit pension plans and contributions to defined contribution plans as an employee benefit expense in "operating costs" on the Consolidated Statements of Income in the periods the employees provide the related services.

Post-employment benefits - defined contribution pension plan
In 2016, we closed the defined benefit pension plans to new members and introduced a defined contribution pension plan. This change did not impact current defined benefit members at the time; any employee enrolled in any of the defined benefit pension plans at that date continues to earn pension benefits and credited service in their respective plan.

We recognize a pension expense in relation to our contributions to the defined contribution pension plan when the employee provides service to the Company.

Termination benefits
We recognize termination benefits as an expense when we are committed to a formal detailed plan to terminate employment before the normal retirement date and it is not realistic that we will withdraw it.

ESTIMATES
Detailed below are the significant assumptions used in the actuarial calculations used to determine the amount of the defined benefit pension obligation and related expense.

Significant estimates are involved in determining pension-related balances. Actuarial estimates are based on projections of employees' compensation levels at the time of retirement. Retirement benefits are primarily based on career average earnings, subject to certain adjustments. The most recent actuarial funding valuations were completed as at January 1, 2024.

Principal actuarial assumptions

	2024	2023
Weighted average of significant assumptions:

Defined benefit obligation
Discount rate	4.8%	4.6%
Rate of compensation increase	2.0% to 7.5%, based on employee age	2.0% to 7.5%, based on employee age
Mortality rate	95% of CPM2014Priv with Scale CPM-B	95% of CPM2014Priv with Scale CPM-B
Pension expense
Discount rate	4.6%	5.3%
Rate of compensation increase	2.0% to 7.5%, based on employee age	1.0% to 4.5%, based on employee age
Mortality rate	95% of CPM2014Priv with Scale CPM-B	CPM2014Priv with Scale CPM-B

Sensitivity of key assumptions
In the sensitivity analysis shown below, we determine the defined benefit obligation for our funded plans using the same method used to calculate the defined benefit obligation we recognize on the Consolidated Statements of Financial Position. We calculate sensitivity by changing one assumption while holding the others constant. This leads to limitations in the analysis as the actual change in defined benefit obligation will likely be different from that shown in the table, since it is likely that more than one assumption will change at a time, and that some assumptions are correlated.

	Increase (decrease) in accrued benefit obligation
(In millions of dollars)	2024	2023

Discount rate
Impact of 0.5% increase	(174)	(183)
Impact of 0.5% decrease	197	208

Rate of future compensation increase
Impact of 0.25% increase	12	13
Impact of 0.25% decrease	(12)	(13)

Mortality rate
Impact of 1 year increase	36	38
Impact of 1 year decrease	(40)	(42)

POST-EMPLOYMENT BENEFITS STRATEGY AND POLICY
We sponsor a number of contributory and non-contributory pension arrangements for employees, including defined benefit and defined contributions plans. We do not provide any non-pension post-retirement benefits. We also provide unfunded supplemental pension benefits to certain executives.

The Rogers Defined Benefit Pension Plan provides a defined pension based on years of service and earnings, with no increases in retirement for inflation. The plan was closed to new members in 2016. Participation in the plan was voluntary and enrolled employees are required to make regular contributions into the plan. An unfunded supplemental pension plan is provided to certain senior executives to provide benefits in excess of amounts that can be provided from the defined benefit pension plan under the Income Tax Act (Canada)'s maximum pension limits.

We also sponsor smaller defined benefit pension plans in addition to the Rogers Defined Benefit Pension Plan. The Pension Plan for Employees of Rogers Communications Inc. and the Rogers Pension Plan for Selkirk Employees are closed legacy defined benefit pension plans. The Pension Plan for Certain Federally Regulated Employees of Rogers Cable Communications Inc. is similar to the main pension plan but only federally regulated employees from the Cable business were eligible to participate; this plan was closed to new members in 2016.

In addition to the defined benefit pension plans, we provide various defined contribution plans to certain groups of employees of the Company and to employees hired after March 31, 2016 who choose to join. Additionally, we provide other tax-deferred savings arrangements, including a Group RRSP and a Group TFSA program, which are accounted for as deferred contribution arrangements.

The Pension Committee of the Board oversees the administration of our registered pension plans, which includes the following principal areas:
•overseeing the funding, administration, communication, and investment management of the plans;
•selecting and monitoring the performance of all third parties performing duties in respect of the plans, including audit, actuarial, and investment management services;
•proposing, considering, and approving amendments to the plans;
•proposing, considering, and approving amendments to the Statement of Investment Policies and Procedures;
•reviewing management and actuarial reports prepared in respect of the administration of the pension plans; and
•reviewing and approving the audited financial statements of the pension plan funds.

The assets of the defined benefit pension plans are held in segregated accounts that are isolated from our assets. They are invested and managed following all applicable regulations and the Statement of Investment Policies and Procedures with the objective of having adequate funds to pay the benefits promised by the plans. Investment and market return risk is managed by:
•contracting professional investment managers to execute the investment strategy following the Statement of Investment Policies and Procedures and regulatory requirements;
•specifying the kinds of investments that can be held in the plans and monitoring compliance;
•using asset allocation and diversification strategies; and
•purchasing annuities from time to time.

The defined benefit pension plans are registered with the Office of the Superintendent of Financial Institutions and are subject to the Federal Pension Benefits Standards Act. Two of the defined contribution pension plans are registered with the Financial Services Regulatory Authority, subject to the Ontario Pension Benefits Act. The plans are also registered with the Canada Revenue Agency and are subject to the Income Tax Act (Canada). The benefits provided under the plans and the contributions to the plans are funded and administered in accordance with all applicable legislation and regulations.
The defined benefit pension plans are subject to certain risks related to contribution increases, inadequate plan surplus, unfunded obligations, and market rates of return, which we mitigate through the governance described above. Any significant changes to these items may affect our future cash flows.

POST-EMPLOYMENT BENEFIT PLAN DETAILS
Below is a summary of the estimated present value of accrued plan benefits and the estimated market value of the net assets available to provide these benefits for our funded defined benefit pension plans.

	As at December 31
(In millions of dollars)	2024	2023

Plan assets, at fair value	2,385	2,339
Accrued benefit obligations	(2,197)	(2,260)

Surplus of plan assets over accrued benefit obligations	188	79
Effect of asset ceiling limit	(13)	(3)

Net deferred pension asset	175	76

Consists of:
Deferred pension asset	183	76
Deferred pension liability	(8)	—

Net deferred pension asset	175	76

Below is a summary of our pension fund assets.

	Years ended December 31
(In millions of dollars)	2024	2023

Plan assets, beginning of year	2,339	2,770
Interest income	110	134
Remeasurements, recognized in other comprehensive income and equity	101	149
Contributions by employees	25	28
Contributions by employer	5	19
Benefits paid	(51)	(89)
Impact of annuitization	(141)	(737)
Impact of Shaw Transaction	—	67
Administrative expenses paid from plan assets	(3)	(2)

Plan assets, end of year	2,385	2,339

Below is a summary of the accrued benefit obligations arising from funded obligations.

	Years ended December 31
(In millions of dollars)	2024	2023

Accrued benefit obligations, beginning of year	2,260	2,430
Current service cost	86	76
Interest cost	102	116
Benefits paid	(51)	(89)
Impact of annuitization	(140)	(736)
Contributions by employees	25	28
Impact of Shaw Transaction	—	55
Remeasurements, recognized in other comprehensive income and equity	(85)	380

Accrued benefit obligations, end of year	2,197	2,260
Plan assets comprise mainly pooled funds that invest in common stocks and bonds that are traded in an active market. Below is a summary of the fair value of the total pension plan assets by major category.

	As at December 31
(In millions of dollars)	2024	2023

Equity securities	1,406	1,371
Debt securities	929	914
Other - cash	50	54

Total fair value of plan assets	2,385	2,339

Below is a summary of our net pension expense. Net interest cost is included in "finance costs"; other pension expenses are included in salaries and benefits expense in "operating costs" on the Consolidated Statements of Income.

	Years ended December 31
(In millions of dollars)	2024	2023

Plan cost:
Current service cost	86	76
Net interest income	(8)	(18)

Net pension expense	78	58
Administrative expense	3	4

Total pension cost recognized in net income	81	62

Net interest income, a component of the plan cost above, is included in "finance costs" and is outlined as follows:

	Years ended December 31
(In millions of dollars)	2024	2023

Interest income on plan assets	(110)	(134)
Interest cost on plan obligation	102	116

Net interest income, recognized in finance costs	(8)	(18)

The remeasurement recognized in the Consolidated Statements of Comprehensive Income is determined as follows:

	Years ended December 31
(In millions of dollars)	2024	2023

Return on plan assets (excluding interest income)	101	149
Change in financial assumptions	70	(328)
Change in demographic assumptions	—	(8)
Effect of experience adjustments	15	(44)
Change in asset ceiling	(10)	40

Remeasurement gain (loss), recognized in other comprehensive income and equity	176	(191)

PURCHASES OF ANNUITIES
In July 2024 and July 2023, our defined benefit pension plans purchased approximately $147 million and $737 million, respectively, of annuities from insurance companies for substantially all the retired members in the plans at those times. The aggregate premiums for the annuities were funded by selling a corresponding amount of existing assets from the plans. The purchase of the annuities relieves us of primary responsibility for, and eliminates risk associated with, the accrued benefit obligation for the retired members. The annuity purchases required a remeasurement of the pension plan assets and liabilities at the date of purchase. There was no significant impact to net income related to the annuity purchases.
SUPPLEMENTAL DEFINED BENEFIT PLAN DETAILS
We also provide supplemental unfunded defined benefit pensions to certain executives. Below is a summary of our accrued benefit obligations, pension expense included in employee salaries and benefits, net interest cost, remeasurements, and benefits paid.

	Years ended December 31
(In millions of dollars)	2024	2023

Accrued benefit obligation, beginning of year	94	83
Pension expense, recognized in employee salaries and benefits expense	4	9
Net interest cost, recognized in finance costs	3	5
Remeasurement (gain) loss, recognized in other comprehensive income	(1)	6
Benefits paid	(7)	(9)

Accrued benefit obligation, end of year	93	94

DEFINED CONTRIBUTION PLANS
We also have defined contribution plans with total pension expense of $39 million in 2024 (2023 - $43 million), which is included in employee salaries and benefits expense.

ALLOCATION OF PLAN ASSETS

	Allocation of plan assets		Target asset allocation percentage
	2024	2023

Equity securities:
Domestic	12.2%	12.0%	3% to 13%
International	46.7%	46.6%	27% to 37%
Debt securities	39.0%	39.1%	45% to 75%
Other - cash	2.1%	2.3%	0% to 5%

Total	100.0%	100.0%

Plan assets consist primarily of pooled funds that invest in common stocks and bonds. The pooled funds have investments in our equity securities. As a result, approximately $6 million (2023 - $7 million) of plan assets are indirectly invested in our own securities under our defined benefit plans.

We make contributions to the plans to secure the benefits of plan members and invest in permitted investments using the target ranges established by our Pension Committee, which reviews actuarial assumptions on an annual basis.

Below is a summary of the actual contributions to the plans.

	Years ended December 31
(In millions of dollars)	2024	2023

Employer contribution	5	19
Employee contribution	25	28

Total contribution	30	47

We estimate our 2025 employer contributions to our funded plans to be nil. The actual value will depend on the results of the 2025 actuarial funding valuations. The average duration of the defined benefit obligation as at December 31, 2024 is 17 years (2023 - 17 years). The duration of the defined benefit obligation has increased as a result of purchasing annuities for the retired members.

Plan assets recognized an actual net gain of $209 million in 2024 (2023 - $281 million net gain).

We have recognized a cumulative gain in "other comprehensive income" and "retained earnings" of $41 million as at December 31, 2024 (2023 - $88 million loss) associated with post-retirement benefit plans.